Risk Management and Use of Derivative Financial Instruments (Details 3) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	$ (242)	$ (279)	$ (62)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	(1,154)	(533)
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	$ 912	$ 254	$ (62)